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                              UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 2049

                                FORM 13F

                           FORM 13F COVER PAGE

Report for the Calendar year or Quarter Ended:  March 31, 2012
                                                -----------------

Check here if Amendment [ ]; Amendment Number:
                                                -------

    This Amendment (Check only one.):    [ ] is a restatement
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     MindShare Capital Management, LLC
          ---------------------------------
Address:  7711 Bonhomme Ave., Suite 600
          ---------------------------------
          Saint Louis, MO 63105
          ---------------------------------

13F File Number:  28-12726
                  -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Nicole M. Gilbert
            ------------------------
Title:      Chief Compliance Officer
            ------------------------
Phone:      314-719-3478
            ------------------------

Signature,             Place,            and Date of Signing:

/s/Nicole M. Gilbert   Saint Louis, MO   05/15/2012
--------------------   ---------------   --------------------
    [Signature]         [City, State]       [Date]

Report Type (Check only one.):

[X} 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     none
                                            --------------------------------
Form 13F Information Table Entry Total:                 76
                                            --------------------------------

Form 13F Information Table Value Total:     $       35,754
                                            --------------------------------
                                                     (thousands)
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
8x8 Inc.                       common           282914100      255    60670 SH       Sole                    36910             23760
ACI Worldwide, Inc.            common           004498101      321     7970 SH       Sole                     4920              3050
ASPEN TECHNOLOGY INC COM       common           045327103      307    14950 SH       Sole                     9055              5895
Accuride Corporation           common           00439T206      296    34015 SH       Sole                    20635             13380
Adolor Corporation CPR         common           007ESC999        0   158735 SH       Sole                    95090             63645
Aegean Marine Petroleum Networ common           Y0017S102      268    38780 SH       Sole                    23520             15260
Akorn Inc.                     common           009728106     1367   116795 SH       Sole                    92725             24070
Allot Communications, Inc.     common           m0854q105      463    19905 SH       Sole                    12060              7845
Amarin Corporation PLC         common           023111206      613    54115 SH       Sole                    32655             21460
American Vanguard Corporation  common           030371108      772    35590 SH       Sole                    33185              2405
Amerigon, Inc.                 common           03070L300      289    17885 SH       Sole                    10835              7050
AtriCure Inc.                  common           04963c209      221    22230 SH       Sole                    13595              8635
AuthenTec Inc.                 common           052660107      608   192375 SH       Sole                   160480             31895
Bacterin International Inc.    common           05644r101      322   132925 SH       Sole                   124445              8480
Benihana, Inc.                 common           082047101      324    24837 SH       Sole                    15225              9612
Bottomline Technologies, Inc.  common           101388106      278     9940 SH       Sole                     6060              3880
CLICKSOFTWARE TECHNOLOGIES     common           M25082104      319    25195 SH       Sole                    15455              9740
Cadence Design Systems Inc.    common           127387108      335    28290 SH       Sole                    26200              2090
Cal Dive International Inc.    common           12802T101      750   227400 SH       Sole                   184455             42945
CalAmp Corporation             common           128126109      693   142904 SH       Sole                   112184             30720
Cedar Fair LP                  common           150185106      684    23130 SH       Sole                    21480              1650
Conceptus, Inc.                common           206016107      292    20300 SH       Sole                    12300              8000
Conn's Inc.                    common           208242107      546    35570 SH       Sole                    33615              1955
CyroPort, Inc.                 common           229050208      117   183500 SH       Sole                   113985             69515
Dynavax Technologies Corporati common           268158102      421    83645 SH       Sole                    51410             32235
EHEALTH INC COM                common           28238P109      447    27410 SH       Sole                    25915              1495
Education Realty Trust Inc.    common           28140H104      621    57300 SH       Sole                    54190              3110
Farmer Brothers Company        common           307675108      813    74700 SH       Sole                    59495             15205
GLOBAL PWR EQUIP GROUP INC COM common           37941P306      503    18145 SH       Sole                    17125              1020
Grand Canyon Education, Inc.   common           38526m106      465    26163 SH       Sole                    24848              1315
HORNBECK OFFSHORE SVCS INCCOM  common           440543106      514    12220 SH       Sole                    11560               660
HeartWare International Inc.   common           422368100      308     4695 SH       Sole                     4360               335
Heartland Payment Systems Inc. common           42235N108      577    19995 SH       Sole                    18935              1060
Huron Consulting Group Inc.    common           447462102      489    13030 SH       Sole                    12290               740
IRIS International, Inc.       common           46270w105      418    30910 SH       Sole                    28660              2250
Imax Corporation               common           45245E109      758    31005 SH       Sole                    25410              5595
Inphi Corporation              common           45772F107      497    35055 SH       Sole                    33075              1980
Lithia Motors Inc.             common           536797103      601    22954 SH       Sole                    21559              1395
Liz Claiborne Inc.             common           539320101      916    68535 SH       Sole                    55970             12565
MEMSIC Inc.                    common           586264103      287    68260 SH       Sole                    63415              4845
MGIC Investment Corporation    common           552848103      466    94030 SH       Sole                    88665              5365
Magic Software Enterprises Ltd common           559166103      274    42635 SH       Sole                    26205             16430
Market Leader Inc.             common           57056R103      487   133095 SH       Sole                   121910             11185
Maxwell Technologies, Inc.     common           577767106      656    35785 SH       Sole                    29440              6345
Mentor Graphics Corporation    common           587200106      279    18760 SH       Sole                    11505              7255
Movado Group Inc.              common           624580106      391    15925 SH       Sole                    14745              1180
Multimedia Games Inc.          common           625453105      345    31520 SH       Sole                    29215              2305
NIC Inc.                       common           62914B100      384    31625 SH       Sole                    29755              1870
Netlist Inc.                   common           64118p109      726   205222 SH       Sole                   167027             38195
Novadaq Technologies, Inc.     common           66987G102      195    29805 SH       Sole                    13000             16805
On Assignment, Inc.            common           682159108      471    26975 SH       Sole                    24980              1995
OraSure Technologies Inc.      common           68554V108      877    76353 SH       Sole                    62323             14030
Overland Storage Inc.          common           690310206      524   237103 SH       Sole                   190148             46955
PDF Solutions Inc.             common           693282105      606    71930 SH       Sole                    54285             17645
Phoenix Companies Inc.         common           71902E109      370   151110 SH       Sole                   139875             11235
Phototronics Inc.              common           719405102      406    61095 SH       Sole                    57450              3645
Procera Networks Inc.          common           74269U203      536    23980 SH       Sole                    14575              9405
Progenix Pharmaceuticals Inc.  common           743187106      428    43245 SH       Sole                    40750              2495
Radian Group Inc.              common           750236101      483   110945 SH       Sole                    68090             42855
STAAR SURGICAL CO COM          common           852312305      350    32318 SH       Sole                    30153              2165
Scientific Games Corporation   common           80874p109      305    26190 SH       Sole                    16080             10110
Silicon Image, Inc.            common           82705t102      202    34270 SH       Sole                    21090             13180
Smith & Wesson Holding Corpora common           831756101     1008   130125 SH       Sole                   101525             28600
Sonic Automotive, Inc.         common           83545G102      787    43940 SH       Sole                    35265              8675
Spectranetics Corporation      common           84760C107     1105   106224 SH       Sole                    86339             19885
Support.com Inc.               common           86858W101      286    90685 SH       Sole                    55390             35295
TIVO INC COM                   common           888706108      262    21845 SH       Sole                    13240              8605
Tangoe Inc.                    common           87582Y108      286    15180 SH       Sole                     9305              5875
TearLab Corporation            common           878193101      585   171915 SH       Sole                   125845             46070
Transgenomic, Inc.             common           89365K206      179   149575 SH       Sole                    91295             58280
Vista Gold Corporation         common           927926303      273    87003 SH       Sole                    79658              7345
Vitesse Semiconductor Corporat common           928497304      432   116170 SH       Sole                    81005             35165
Wabash National Corporation    common           929566107      326    31490 SH       Sole                    19320             12170
Web.com Group, Inc.            common           94733a104      374    25925 SH       Sole                    15895             10030
bebe Stores Inc.               common           075571109      523    56685 SH       Sole                    53615              3070
inContact, Inc.                common           45336e109      491    87945 SH       Sole                    53870             34075
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